Related Parties - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Operating lease remaining lease term	8 years	17 years
Loans to related parties	$ 0	$ 0
Fasteignaflagi Smundur hf [Member]
Disclosure of transactions between related parties [line items]
Operating lease remaining lease term		17 years